Mineral properties (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	$ 4,834,615
Additions, net	2,296,707
Mineral properties gross ending	7,131,322
Elimination of cumulative translation adjustment beginning	0
Elimination of cumulative translation adjustment additions, net	0
Elimination of cumulative translation adjustment ending	778,690
Mineral properties net beginning	4,834,615
Mineral properties net ending	7,910,012
Assays and sampling	92,611
Field	32,396
Drilling	1,237,382
Geological and consulting	580,758	$ 431,615
Other	50,000
Exploration and evaluation costs gross	1,993,147	431,615
Less: Recovery of costs	(200,000)
Exploration and evaluation costs net	1,793,147
Excelsior Springs [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	4,791,780	7,840,981
Additions, net	0	0
Mineral properties gross ending	4,791,780	7,840,981
Assays and sampling	0
Field	0
Drilling	0
Geological and consulting	0	431,615
Other	0
Exploration and evaluation costs gross	0	431,615
Less: Recovery of costs	0
Exploration and evaluation costs net	0
Laird And Oneman [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	42,835
Additions, net	0
Mineral properties gross ending	42,835
Forester [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	0
Additions, net	2,296,707
Mineral properties gross ending	2,296,707
Laird Lake [Member]
IfrsStatementLineItems [Line Items]
Assays and sampling	92,611
Field	32,396
Drilling	1,237,382
Geological and consulting	580,758	0
Other	50,000
Exploration and evaluation costs gross	1,993,147	$ 0
Less: Recovery of costs	(200,000)
Exploration and evaluation costs net	$ 1,793,147